Lines of Credit and Long-Term Obligation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Lines of Credit and Long-Term Obligation
Schedule of revolver balance

($ in thousands)	March 31, 2023	June 30, 2022
Bank of America Revolving Credit Agreement	$127,426	$136,176
Less: Deferred Finance Costs	(83)	(208)
Revolving Credit, Net	$127,343	$135,968

($ in thousands)	June 30, 2022	June 30, 2021
Bank of America Revolving Credit Agreement	$136,176	$53,955
Less: Deferred Finance Costs	(208)	(375)
Revolving Credit, Net	$135,968	$53,580